Common Shares	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Common Shares	Common Shares
Dividend
During the six months ended June 30, 2022, the Company’s Board of Directors declared and the Company has paid cash dividends totaling $0.02 per share or $0.8 million in aggregate.

During the six months ended June 30, 2021, the Company’s Board of Directors declared and the Company has paid cash dividends totaling $0.10 per share or approximately $1.1 million in aggregate.